Fair Value of Financial Instruments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Balance Beginning, Shares	122,388	154,764
Balance Beginning, Fair Value	$ 1	$ 164
Shares expired unexercised, Shares	(12,141)	(32,376)
Shares expired unexercised, Fair Value	$ (4)	$ (22)
Change in fair value, Shares
Change in fair value, Fair Value	$ 521	$ (141)
Shares exercised, Shares	(110,247)
Shares exercised, Fair Value	$ (518)
Balance, Ending, Shares		122,388
Balance Ending, Fair Value		$ 1